Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Share capital, par value	$ 0.0001	$ 0.0001
Share capital, shares authorized	500,000,000	500,000,000
Share capital, shares issued	206,500,000	206,500,000
Share capital, shares outstanding	206,500,000	206,500,000